Income Taxes - Reconciliation of Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Tax, statutory rate	35.00%	35.00%	35.00%